Nature of Business and Organization	6 Months Ended
Sep. 30, 2025
Nature of Business and Organization [Abstract]
Nature of business and organization

Note 1 — Nature of business and organization

GCL Global Holdings Ltd (the “Company” or “PubCo”) was incorporated as a Cayman Islands exempted company limited by shares on October 12, 2023. The Company was formed solely for the purpose of completing the transactions contemplated by the merger agreement, dated as of October 18, 2023 (as amended on December 1, 2023, December 15, 2023, January 31, 2024, and September 30, 2024, the “Merger Agreement”). The parties to the Merger Agreement include PubCo, Grand Centrex Limited, a British Virgin Islands business company (“GCL BVI”), GCL Global Limited, a Cayman Islands exempted company limited by shares (“GCL Global”), RF Acquisition Corp., a Delaware corporation (“RFAC”), and RF Dynamic LLC, a Delaware limited liability company (the “Sponsor”). As further discussed below and in Note 3 on February 13, 2025 (the “Closing Date”), the Company consummated the business combination transactions (the “Business Combination”) contemplated by the Merger Agreement.

GCL Global was incorporated and registered as an exempted Company with limited liability on September 8, 2023, under the laws of the Cayman Islands. GCL Global is a holding Company and has no substantive operations other than holding all of the outstanding equities of its directly and indirectly owned subsidiaries through various recapitalizations.

The Company, through its subsidiaries in Singapore, Malaysia, Thailand, Hong Kong, China, Taiwan, Japan, Brazil, the United Kingdom, and the United Arab Emirates, operates its business in four segments, 1) sale of console games, hardware, computer accessories and other multi-media products, 2) game publishing, 3) media advertising service, and 4) others.

— Reorganization under GCL Global Pte. Ltd (“GCL Global SG”)

GCL Global SG was incorporated on July 26, 2021, under the laws of Singapore. GCL Global SG is a holding Company and has no substantive operations other than holding all of the outstanding equities of Epicsoft Asia, 4Divinity SG, 2Game, and Starlight.

On June 30, 2023, GCL Global SG completed the acquisition of 100% of the equity interests in Titan Digital Media Pte Ltd (“Titan Digital”), which was held under common control with Grand Centrex Limited (“GCL BVI”). The transaction was executed with a consideration of SGD 10. GCL Global SG and Titan Digital are under the effective control of the same group of shareholders.

On July 18, 2023, GCL Global SG completed the acquisition of 100% of the equity interests in Epicsoft Hong Kong Limited (“Epic HK”), which was held under common control with GCL BVI. The transaction was executed with a consideration of HKD 10. GCL Global SG and Epic HK are effectively controlled by the same shareholder.

— Reorganization under GCL Global

GCL BVI was incorporated on November 16, 2018, under the laws of British Virgin Island (“BVI”).

GCL BVI is a holding Company and has no substantive operations other than holding all of the outstanding equity of Epic MY after reorganization under GCL Global SG.

On February 13, 2024, GCL BVI and GCL Global had completed a sequential two-step transaction involving (a) sale by GCL BVI of all its equity interests in GCL Global SG to GCL Global in return for GCL Global shares being issued to the GCL Shareholders (defined below), resulting in (i) GCL Global SG becoming a wholly-owned subsidiary of GCL Global; and (ii) GCL Shareholders holding all issued and outstanding shares in GCL Global; and (b) sale by GCL BVI shareholders holding a total of 99.8% of the total outstanding shares of GCL BVI (“GCL Shareholders”) of their equity interests in GCL BVI to GCL Global, resulting in GCL BVI becoming a 99.8%-owned subsidiary of GCL Global (the “Reorganization”).

Before and after the Reorganizations, GCL Global, together with its subsidiaries (as indicated above), is effectively controlled by the major shareholders, and therefore the Reorganization is considered as a recapitalization of entities under common control in accordance with Accounting Standards Codification (“ASC”) 805-50-25. The consolidation of the Company and its subsidiaries have been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying unaudited condensed consolidated financial statements in accordance with ASC 805-50-45-5.

— Merger and reverse recapitalization

As described above and further discussed in Note 3, the Business Combination was consummated on February 13, 2025. As a result, RFAC and GCL Global, including its subsidiaries, became wholly-owned subsidiaries of the Company.

The Business Combination was accounted for as a “reverse recapitalization”. Under this method of accounting, RFAC was treated as the “acquired” company for financial reporting purposes. Accordingly, the Business Combination was treated as the equivalent of GCL Global issuing shares for the net assets of RFAC, accompanied by a recapitalization. The net assets of RFAC are stated at historical costs. No goodwill or other intangible assets are recorded.

Upon closing of the Business Combination, PubCo and its subsidiaries are hereafter referred as the Company.

The accompanying unaudited condensed consolidated financial statements reflect the activities of the Company and each of the following subsidiaries as of September 30, 2025:

Name	Background	Ownership
GCL Global Limited (“GCL Global”)	● A Cayman Island company ● Incorporated on October 12, 2023 ● Holding company	100.0% owned by Pubco
RF Acquisition Corp (“RFAC”)	● A Delaware, US Company ● Incorporated on January 11, 2021 ● Holding Company	100.0% owned by Pubco
Grand Centrex Limited (“GCL BVI”)	● A BVI company ● Incorporated on November 16, 2018 ● Holding Company	99.8% owned by GCL Global
GCL Global Pte. Ltd (“GCL Global SG”)	● A Singapore company ● Incorporated on July 26, 2021 ● Holding Company	100% owned by GCL Global
Titan Digital Media Pte. Ltd. (“Titan Digital”) (1)	● A Singapore company ● Incorporated on January 08, 2018 ● An advertising Company that provides video production, and advertising in social media platform.	85% owned by GCL Global SG
Epicsoft Asia Pte. Ltd (“Epicsoft Asia”)	● A Singapore company ● Incorporated on September 23, 2014 ● A gaming Company that engage in operation of distribution of console games software, and console game code.	100% owned by GCL Global SG
Epicsoft (Hong Kong) Limited (“Epic HK”)	● A Hong Kong company ● Incorporated on April 15, 2005 ● A gaming Company that engage in operation of distribution of console games software, and console game code.	100% owned by GCL Global SG
4Divinity Pte. Ltd. (“4Divinity SG”)	● A Singapore company ● Incorporated on September 30, 2022 ● Publishing of game software	100% owned by GCL Global SG
4Divinity UK Ltd. (“4Divinity UK”)	● A United Kingdom company ● Incorporated on December 4, 2024 ● Publishing of game software	100% owned by 4Divinity SG
4Divinity Japan Ltd. (“4Divinity JP”) (3)	● A Japanese company ● Incorporated on April 1, 2025 ● Publishing of game software	100% owned by 4Divinity SG
Epicsoft Malaysia Sdn. Bhd. (“Epic MY”)	● A Malaysian company ● Incorporated on June 26, 2019 ● Distribution of console game software and hardware.	100% owned by GCL BVI
2Game Digital Limited (“2Game”) (2)	● A Hong Kong company ● Incorporated on May 11, 2022 ● Distribution of console game code	61% owned by GCL Global SG
Starry Jewelry Pte. Ltd. (“Starry”)	● A Singapore company ● Incorporated on June 16, 2020 ● Retail in jewelry.	100% owned by Titan Digital
Martiangear Pte. Ltd. (“Martiangear”) (1)	● A Singapore company ● Incorporated on September 24, 2020 ● Retail in gaming desk and chair	100% owned by GCL Global SG
Hainan GCL Technology Co. Ltd. (“Hainan GCL”)	● A PRC company ● Incorporated on July 26, 2024 ● Distribution of console game code	100% owned by GCL Global SG
2 Game Pro LTDA (“2Game Brazil)	● A Brazil company ● Incorporated on August 25, 2023 ● Distribution of console game code	100% owned by 2Game
2 Game Digital DMCC (“2Game Dubai”)	● A U.A.E. company ● Incorporated on October 1, 2024 ● Distribution of console game code	100% owned by 2Game
Ban Leong Technologies Limited (“Ban Leong”) (4)	● A Singapore company ● Incorporated on June 18, 1993 ● Distribution of computer peripherals and accessories	100% owned by Epicsoft Asia
Digital Hub Pte. Ltd. (“Digital Hub”) (4)	● A Singapore company ● Incorporated on March 20, 2003 ● Distribution of computer peripherals and accessories	100% owned by Ban Leong
AV Labs International Pte. Ltd. (“AV Labs”) (4)	● A Singapore company ● Incorporated on June 23, 2006 ● Marketing and distribution of computer and hardware	100% owned by Ban Leong
Ban Leong Technologies Sdn. Bhd. (“Ban Leong MY”) (4)	● A Malaysia company ● Incorporated on August 15, 2003 ● Distribution of computer peripherals and accessories	100% owned by Ban Leong
Ban Leong Chin Inter Co., Ltd. (“Ban Leong Thailand”) (4)	● A Thailand company ● Incorporated on July 16, 2004 ● Distribution of computer peripherals and accessories	60% owned by Ban Leong
BLC (China) Limited (“BLC China”) (4)	● A PRC company ● Incorporated on November 27, 2008 ● Distribution of corporate gift cards	100% owned by Ban Leong

(1)	On December 12, 2024, Titan Digital sold all of its equity interest in Martiangear to GCL Global SG for a total consideration of SGD 10.

(2)	On March 19, 2025, GCL Global SG acquired an additional 10% equity interest in 2Game for a total consideration of $1,200,000. As a result of this acquisition, GCL Global SG increased its equity interest in 2Game from 51% to 61% (See Note 19).

(3)	On April 1, 2025, 4Divinity JP was established under the laws of Japan to serve as the Company’s legal entity presence in Japan, facilitating anticipated business activities and supporting future commercial operations in the region.
(4)

On April 30, 2025, Epicsoft Asia launched a voluntary conditional cash offer to acquire all of the issued and paid-up ordinary shares of Ban Leong Technologies Limited (“Ban Leong”), a company listed on the Singapore Exchange Securities Trading Limited (“SGX-ST”), at an offer price of S$0.6029 per share.

The offer was declared unconditional on May 27, 2025, at which time Epicsoft Asia and parties acting in concert owned, controlled, or had valid acceptances for approximately 50.9% of Ban Leong’s issued shares, resulting in Epicsoft Asia obtaining effective control of Ban Leong.

Subsequent to the offer becoming unconditional, Epicsoft Asia continued to receive acceptances, resulting in ownership of more than 90% of Ban Leong’s issued shares. Accordingly, Epicsoft Asia exercised its right of compulsory acquisition pursuant to the Companies Act 1967 of Singapore to acquire the remaining shares not tendered in the offer. Upon completion of the compulsory acquisition on August 25, 2025, Epicsoft Asia became the sole shareholder owning 100% of the issued and outstanding shares of Ban Leong. Ban Leong was delisted from the SGX-ST on August 26, 2025. (Note 4)